BASIS OF PREPARATION (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Basis Of Preparation [Abstract]
Net loss	$ 1,650,745	$ 664,762	$ 61,287
Working capital deficit	$ 1,827,407	$ 81,203